Stockholders’ Equity (Deficit) and Stock-Based Compensation - 2016 Equity Plan (Details) - shares	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding (in shares)	2,921,925			3,114,800.0	2,156,550
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares)	3,549,425			4,985,434	5,789,401
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of stock (in shares)		12,000		57,000	95,000
2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period				10 years
Common stock-based incentive awards outstanding (in shares)	6,486,450			8,115,334
Stock options outstanding (in shares)	2,937,025			3,129,900
2016 Equity Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares)	3,549,425			4,985,434
2016 Equity Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of stock (in shares)	20,000		14,000	272,133	640,454
Tranche 1 | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Tranche 2 | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Minimum | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Minimum | Tranche 1 | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Minimum | Tranche 2 | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Maximum | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years
Maximum | Tranche 1 | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years
Maximum | Tranche 2 | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years